Notes Payable - Schedule of Loan Incurred Interest Expense (Details) - USD ($)	Apr. 25, 2025	Jan. 31, 2025	Oct. 31, 2024	Oct. 07, 2024	Oct. 31, 2023
Schedule of Loan Incurred Interest Expense [Abstract]
Notes payable	$ 50,000		$ 250,000	$ 50,000
Notes payable, less current portion		$ 50,000	1,150,000
Total related party loans payable			$ 1,400,000